Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair value measurements [Abstract]
Financial assets and financial liabilities that are measured at fair value on a recurring basis

As of December 31, 2012 (in thousands)	Level 1 EUR	Level 2 EUR	Level 3 EUR	Total EUR

Assets
Derivative financial instruments [1]	-	151,748	-	151,748
Money market funds [2]	385,420	-	-	385,420
Short-term investments [3]	279,988	650,017	-	930,005

Total	665,408	801,765	-	1,467,173

Liabilities
Long-term debt [4]	-	759,490	-	759,490
Derivative financial instruments [1]	-	10,893	-	10,893

Total	-	770,383	-	770,383

As of December 31, 2011 (in thousands)	Level 1 EUR	Level 2 EUR	Level 3 EUR	Total EUR

Assets
Derivative financial instruments [1]	-	126,351	-	126,351
Money market funds [2]	369,238	-	-	369,238

Total	369,238	126,351	-	495,589

Liabilities
Long-term debt [4]	-	736,368	-	736,368
Derivative financial instruments [1]	-	40,359	-	40,359

Total	-	776,727	-	776,727

1	Derivative financial instruments consist of forward foreign exchange contracts and interest rate swaps. See Note 3.
2	Money market funds are part of our cash and cash equivalents.
3	Short-term investments consist of Dutch Treasury Certificates and deposits with the Dutch government.
4	Long-term debt mainly relates to our EUR 600.0 million Eurobond (fair value as at December 31, 2012: EUR 710.1 million (2011: EUR 695.6 million)) and excludes accrued interest. For further details see Note 14.